Consolidated Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and short-term investments	$ 7,341	$ 6,081	$ 5,490
Receivables - trade and other	7,737	8,413	9,706
Receivables - finance	9,027	8,763	8,860
Deferred and refundable income taxes	1,739	1,553	1,547
Prepaid expenses and other current assets	818	900	988
Inventories	12,205	12,625	15,547
Total current assets	38,867	38,335	42,138
Property, plant and equipment - net	16,577	17,075	16,461
Long-term receivables - trade and other	1,364	1,397	1,316
Long-term receivables - finance	14,644	14,926	14,029
Investments in unconsolidated affiliated companies	257	272	272
Noncurrent deferred and refundable income taxes	1,404	594	2,011
Intangible assets	3,076	3,596	4,016
Goodwill	6,694	6,956	6,942
Other assets	1,798	1,745	1,785
Total assets	84,681	84,896	88,970
Short-term borrowings:
Machinery, Energy & Transportation	9	16	636
Financial Products	4,699	3,663	4,651
Accounts payable	6,515	6,560	6,753
Accrued expenses	3,548	3,493	3,667
Accrued wages, salaries and employee benefits	2,438	1,622	1,911
Customer advances	1,697	2,360	2,638
Dividends payable	424	382	0
Other current liabilities	1,754	1,849	2,055
Long-term debt due within one year:
Machinery, Energy & Transportation	510	760	1,113
Financial Products	6,283	6,592	5,991
Total current liabilities	27,877	27,297	29,415
Long-term debt due after one year:
Machinery, Energy & Transportation	9,493	7,999	8,666
Financial Products	18,291	18,720	19,086
Liability for postemployment benefits	8,963	6,973	11,085
Other liabilities	3,231	3,029	3,136
Total liabilities	67,855	64,018	71,388
Commitments and contingencies (Notes 21 and 22)
Stockholders' equity
Common stock of $1.00 par value: Authorized shares: 2,000,000,000 Issued shares: (2014, 2013 and 2012 – 814,894,624 shares) at paid-in amount	5,016	4,709	4,481
Treasury stock: (2014 – 208,728,065 shares; 2013 – 177,072,282 shares; and 2012 – 159,846,131 shares) at cost	(15,726)	(11,854)	(10,074)
Profit employed in the business	33,887	31,854	29,558
Accumulated other comprehensive income (loss)	(6,431)	(3,898)	(6,433)
Noncontrolling interests	80	67	50
Total stockholders' equity	16,826	20,878	17,582
Total liabilities and stockholders' equity	$ 84,681	$ 84,896	$ 88,970